Fair value measurements	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Fair value measurements [Line Items]
Fair value measurements

Note 5 — Fair value measurements

The Company uses a three-tier fair value hierarchy to prioritize the inputs used in the fair value measurements. All of the Company’s cash and cash equivalents are classified within Level 1 as they are valued using quoted market prices or alternative pricing sources. The senior secured term loan and the PPP Loan are classified within Level 2 as they are valued using market-based risk measurements that are indirectly observable, such as credit risk. Preferred Stock warrant liabilities are classified within Level 3 and measured by the OPM Back solve approach under the market method.

The Company’s financial instruments for which the Company discloses fair value are as follows:

	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
December 31, 2020
Liabilities
PPP Loan	$3,193,300	$3,193,300	$—	$3,193,300	$—
Senior secured term loan	47,826,670	50,960,000	—	50,960,000	—
Preferred Stock warrant liability	698,451	698,451	—	—	698,451
Total	$51,718,421	$54,851,751	$—	$54,153,300	$698,451

June 30, 2021
Liabilities
PPP Loan	$3,193,300	$3,193,300	$—	$3,193,300	$—
Senior secured term loan	49,000,000	50,470,000	—	50,470,000	—
Preferred Stock warrant liability	580,243	580,243	—	—	580,243
Total	$52,773,543	$54,243,543	$—	$53,663,300	$580,243

Level 2 valuation — senior secured term loan and PPP

The Company measures the fair value of the senior secured term loan using discounted cash flows and market-based expectations for credit risk and market risk. The carrying amount of the PPP Loan approximates fair value due to the expected short-term nature of the loan.

Level 3 valuation — Preferred Stock warrants

The Company measures the value of its Preferred Stock warrants on a recurring basis using the OPM Back solve approach. The OPM Back solve approach uses a Black-Scholes option pricing model to calculate the implied equity value of the Company. Once an overall equity value was determined, the aggregate amounts were allocated to the different classes of equity according to their rights and preferences. The inputs to the OPM Back solve approach include time to liquidation, a risk-free interest rate, an assumption for a discount for lack of marketability and an assumed volatility based on the volatility of similar publicly traded companies. In determining the fair value of the warrants, the methodologies used to estimate the enterprise value of the Company were performed using the approaches, and the assumptions consistent with the American Institute of Certified Public Accountants Accounting and Valuation Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation (“AICPA Accounting and Valuation Guide”).

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	June 30, 2021	December 31, 2020
Expected dividend yield	—%	—%
Risk-free interest rate	0.67%	0.53%
Expected volatility	66.10%	50.00%
Expected term (in years)	4.01	4.50

The Preferred Stock warrants are recorded as a liability due to the Preferred Stock’s redemption provisions. Unrealized losses resulting from changes in the fair value measurement of Preferred Stock warrants each period are recorded to other expenses, net in the Company’s accompanying consolidated statements of operations and comprehensive loss. The changes in the fair value of the Preferred Stock warrants were as follows:

December 31, 2020	$698,451
Increase (decrease) in fair value of warrants	(118,208)
June 30, 2021	$580,243

December 31, 2019	$287,504
Increase (decrease) in fair value of warrants	(10,987)
June 30, 2020	$276,517

There were no transfers of financial instruments between levels of the hierarchy for the three months ended June 30, 2021 and 2020 and for the six months ended June 30, 2021 and 2020.

Note 4 — Fair value measurements

The Company uses a three-tier fair value hierarchy to prioritize the inputs used in the fair value measurements. All of the Company’s cash is classified within Level 1 as they are valued using quoted market prices or alternative pricing sources. The senior secured term loan and the PPP Loan are classified within Level 2 as they are valued using market-based risk measurements that are indirectly observable, such as credit risk. Preferred Stock warrant liabilities are classified within Level 3 and measured by the OPM Backsolve approach under the market method.

The Company’s financial instruments for which the Company discloses fair value are as follows:

	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
December 31, 2019
Liabilities
Senior secured term loan	$23,181,240	$24,608,068	$—	$24,608,068	$—
Preferred Stock warrant liability	287,505	287,505	—	—	287,505
Total	$23,468,745	$24,895,573	$—	$24,608,068	$287,505
December 31, 2020
Liabilities
PPP Loan	$3,193,300	$3,193,300	$—	$3,193,300	$—
Senior secured term loan	47,826,670	50,960,000	—	50,960,000	—
Preferred Stock warrant liability	698,451	698,451	—	—	698,451
Total	$51,718,421	$54,851,751	$—	$54,153,300	$698,451

Level 2 valuation — senior secured term loan and PPP

The Company measures the fair value of the senior secured term loan using discounted cash flows and market-based expectations for credit risk and market risk. The carrying amount of the PPP Loan approximates fair value due to the expected short-term nature of the loan.

Level 3 valuation — Preferred Stock warrants

The Company measures the value of its Preferred Stock warrants on a recurring basis using the OPM Backsolve approach. The OPM Backsolve approach uses a Black-Scholes option pricing model to calculate the implied equity value of the Company. Once an overall equity value was determined, the aggregate amounts were allocated to the different classes of equity according to their rights and preferences. The inputs to the OPM Backsolve approach include time to liquidation, a risk-free interest rate, an assumption for a discount for lack of marketability and an assumed volatility based on the volatility of similar publicly traded companies. In determining the fair value of the warrants, the methodologies used to estimate the enterprise value of the Company were performed using the approaches, and the assumptions consistent with the American Institute of Certified Public Accountants Accounting and Valuation Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation (“AICPA Accounting and Valuation Guide”).

Assumptions used in the Backsolve approach for the years ended December 31, 2020 and 2019 were as follows:

	December 31,
	2020	2019
Expected dividend yield	—	—
Risk-free interest rate	0.53%	1.76%
Expected volatility	50%	50%
Expected term (in years)	4.50	5.50

The Preferred Stock warrants are recorded as a liability due to the Preferred Stock’s redemption provisions. Unrealized losses resulting from changes in the fair value measurement of Preferred Stock warrants each period are recorded to other expenses, net in the Company’s accompanying consolidated statements of operations and comprehensive loss. The changes in the fair value of the Preferred Stock warrants as of December 31, 2020 and 2019 were as follows:

December 31, 2018	$126,206
Increase in the fair value of warrants	161,299
December 31, 2019	287,505
Increase in the fair value of warrants	410,946
December 31, 2020	$698,451

There were no transfers of financial instruments between levels of the hierarchy during the years ended December 31, 2020 and 2019.

Tortoise Acquisition Corp. II [Member]
Fair value measurements [Line Items]
Fair value measurements

NOTE 9. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s financial assets and financial liabilities that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level I)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities	$24,610,660	$—	$20,581,490

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement as of December 31, 2020 on account of the separate listing and trading of the Public Warrants as of November 2, 2020.

The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering have been measured based on the listed market price of such warrants, a Level 1 measurement, since December 31, 2020. For the period ended December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of approximately $27.1 million presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its Class A ordinary shares warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s Class A ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement:

	As of September 15, 2020	As of December 31, 2020
Volatility	22.6%	47.5%
Probability of success of a Business Combination	80.0%	80.0%
Stock price	$9.69	$10.65
Expected life of the options to convert	6	5.5
Risk-free rate	0.37%	0.43%
Dividend yield	0.0%	0.0%

The change in the fair value of the derivative warrant liabilities measured with Level 3 inputs for the period from July 24, 2020 (inception) through December 31, 2020 is summarized as follows:

Level 3 – Derivative warrant liabilities at July 24, 2020 (inception)	$—
Issuance of Public and Private Warrants with Level 3 measurements	18,123,980
Change in fair value of derivative warrant liabilities measured with Level 3 inputs	27,068,170
Transfer of Public Warrants to Level 1 measurements	(13,404,640)
Derivative warrant liabilities at December 31, 2020 measured utilizing Level 3 inputs	$20,581,490

NOTE 8. FAIR VALUE MEASUREMENTS

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

June 30, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Mutual funds	$345,016,637	$—	$—
Liabilities:
Derivative warrant liabilities	$18,716,250	$—	$12,875,330

December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash held in Trust Account	$345,000,000	$—	$—
Liabilities:
Derivative warrant liabilities	$24,610,660	$—	$20,581,480

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers between Levels in the three and six months ended June 30, 2021.

Level 1 assets include investments in mutual funds invested in government securities and Public Warrants. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The fair value of the Public Warrants and Private Placement Warrants issued in connection with the Initial Public Offering was initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants has been estimated using a Monte Carlo simulation model at each measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering has been measured based on the listed market price of such warrants, a Level 1 measurement, since December 31, 2020. For the three and six months ended June 30, 2021, the Company recognized a gain to the statement of operations resulting from a decrease in the fair value of liabilities of $20.6 million and $13.6 million, respectively, presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, was determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of December 31, 2020	As of June 30, 2021
Volatility	22.7%	30.0%
Stock price	$10.49	$10.03
Expected life of the options to convert	5.96	5.09
Risk-free rate	0.37%	0.88%
Dividend yield	0.0%	0.0%

The change in the fair value of the derivative warrant liabilities measured with Level 3 inputs for the three and six months ended June 30, 2021 is summarized as follows:

Level 3 – Derivative warrant liabilities at December 31, 2020	$20,581,490
Change in fair value of derivative warrant liabilities	3,424,170
Level 3 – Derivative warrant liabilities at March 31, 2021	$24,005,660
Change in fair value of derivative warrant liabilities	(11,130,330)
Level 3 – Derivative warrant liabilities at June 30, 2021	$12,875,330